Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

23. Commitments

(a) Commitments relating to the vessels under construction (Note 6) on December 31, 2019 payable to Samsung were as follows:

As of
December 31,
2019
Not later than one year	801,845
Later than one year and not later than three years	311,190
Total	1,113,035

(b) Future gross minimum lease payments in relation to non-cancellable time charter agreements for vessels in operation, including a vessel under a lease (Note 7) as of December 31, 2019 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early delivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of
December 31,
2019
Not later than one year	408,143
Later than one year and not later than two years	315,597
Later than two years and not later than three years	283,906
Later than three years and not later than four years	264,042
Later than four years and not later than five years	211,908
Later than five years	554,508
Total	2,038,104

Future gross minimum lease payments disclosed in the above table excludes the lease payments of the vessels that are under construction as of December 31, 2019 (Note 6). For these vessels, the following charter party agreements have been signed:

•

In October 2016, GAS-twenty eight Ltd., signed an agreement with a wholly owned subsidiary of Centrica plc (“Centrica”) for its newbuilding Hull No. 2212 to be chartered to Centrica upon delivery in 2019 for an initial term of seven years. However, in December 2017, GasLog amended the shipbuilding contract for newbuilding Hull No. 2212 such that it becomes the GasLog uncommitted vessel and newbuilding Hull No. 2213 becomes the committed Centrica vessel. The charter will now commence in the second quarter of 2020.

•

In May 2018, GAS-thirty Ltd., signed an agreement with Pioneer Shipping Limited, a wholly owned subsidiary of Centrica for its newbuilding Hull No. 2262 to be chartered to Centrica upon delivery in 2020 for an initial term of seven years.

•

In August 2018, GAS-thirty two Ltd., signed an agreement with a wholly owned subsidiary of Cheniere Energy, Inc. (“Cheniere”), for its newbuilding Hull No. 2300 to be chartered to Cheniere upon delivery in 2020 for an initial term of seven years.

•	In August 2018, GAS-thirty three Ltd., signed an agreement with Cheniere, for its newbuilding Hull No. 2301 to be chartered to Cheniere upon delivery in 2020 for an initial term of seven years.
•	In December 2018, GAS-thirty four Ltd., signed an agreement with Cheniere, for its newbuilding Hull No. 2311 to be chartered to Cheniere upon delivery in 2021 for an initial term of seven years.
•	In December 2018, GAS-thirty five Ltd., signed an agreement with Cheniere, for its newbuilding Hull No. 2312 to be chartered to Cheniere upon delivery in 2021 for an initial term of seven years.
•

In March 2019, GAS-thirty one Ltd., signed an agreement with the principal LNG shipping entity of JERA Co., Inc (“JERA”), for its newbuilding Hull No. 2274 to be chartered to JERA upon delivery in 2020 for an initial term of 12 years.

(c) Related to the acquisition of six vessels from a subsidiary of BG Group plc in 2014 and another two vessels in 2015, the Group is committed to purchase depot spares from MSL with an aggregate value of $8,000 of which depot spares with value of $660 have been purchased and paid as of December 31, 2019 and are included in Tangible fixed assets (Note 6). The remaining spares are expected to be acquired before March 31, 2020.

(d) On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it has access to all long lead items (“LLIs”) necessary for the conversion of a GasLog LNG carrier vessel into an FSRU whereby such conversion work would be undertaken by Keppel Shipyard Limited ("Keppel"). GasLog is only obligated to pay for such LLIs if utilized for a GasLog vessel conversion, or, if the LLIs have not been utilized in a GasLog vessel conversion within three years from November 2016, the items may be put to GasLog at 85% of the original cost, or GasLog may call for the purchase of such LLIs at 115% of the original cost. Following the expiration of the arrangement, GasLog has agreed to pay $17,625 for the acquisition of these LLIs in February 2020 (Note 30).

(e) In September 2017 (and in addition to the seven existing maintenance agreements signed in 2015 in relation to GasLog vessels), GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. ("Wartsila") in respect of eight additional GasLog LNG carriers. In July 2018, GasLog LNG Services Ltd. renewed the maintenance agreements  signed in 2015 with Wartsila. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

(f) In March 2019, GasLog LNG Services entered into an agreement with Samsung in respect of twenty of GasLog’s vessels. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years.

(g) Other Guarantees:

As of December 31, 2019, GasLog LNG Services Ltd. has provided bank guarantees as follows:

•	Up to $250 to third parties relating to the satisfactory performance of its ship management activities;
•	Bank guarantee of $10 to the Greek Ministry of Finance relating to the satisfactory performance of the obligations arising under Greek laws 89/1967, 378/1968 as amended by law 814/1978.